Schedule of Investments
March 31, 2024 (unaudited)
Azzad Ethical Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 97.04%

Aircraft & Parts - 1.95%
HEICO Corp. Class A (2)	19,545	3,008,757

Apparel & Other Finished Prods of Fabrics & Similar Material - 2.01%
Levi Strauss & Co. Class A (2)	92,233	1,843,738
Lululemon Athletica, Inc. (Canada)	3,269	1,277,035

		3,120,773

Automotive Components - 0.26%
Fox Factory Holding Corp.	7,726	402,293

Beverages 0.48%
Celsius Holdings, Inc.	9,048	750,260

Biological Products, (No Diagnostic Substances) - 3.39%
Bio-Techne Corp. (2)	16,421	3,020,150
Repligen Corp.	31,707	2,231,856

		5,252,006

Capital Goods - 2.45%
Howmet Aerospace, Inc. (2)	33,022	2,259,695
Willscot Mobile Mini Holding Corp.	32,979	1,533,524

		3,793,219

Electrical Work - 2.47%
Quanta Services, Inc. (2)	14,703	3,819,839

Electronic Components & Accessories - 1.32%
Universal Display Corp. (2)	12,095	2,037,403

Fabricated Rubber Products, Nec - 1.15%
West Pharmaceutical Services, Inc.	4,504	1,782,278

General Industrial Machinery & Equipment - 0.95%
Zebra Technologies Corporation	4,891	1,474,343

Health Care Equipment & Services - 0.94%
Inspire Medical Systems, Inc.	6,792	1,458,854

GE HealthCare Technologies Inc. - 1.14%
GE HealthCare Technologies Inc. (2)	19,493	1,772,109

Household Appliances - 1.56%
A.O. Smith Corp. (2)	26,954	2,411,305

In Vitro & In Vivo Diagnostic Substances - 1.63%
IDEXX Laboratories, Inc.	4,686	2,530,112

Industrial Instruments For Measurement, Display, & Control- 1.60%
Keysight Technologies, Inc.	15,830	2,475,495

Instruments For Meas & Testing of Electricity & Electric Signals - 2.03%
Teradyne, Inc. (2)	27,876	3,145,249

Laboratory Analytical Instruments - 2.22%
Agilent Technologies, Inc. (2)	13,208	1,921,896
Mettler-Toledo International Inc.	1,138	1,515,008

		3,436,904

Lumber & Wood Products (No Furniture) - 2.46%
Trex Co., Inc.	38,230	3,813,443

Measuring & Controlling Devices - 1.54%
Trimble, Inc.	37,007	2,381,771

Metalworking Machinery & Equipment - 1.28%
Lincoln Electric Holdings, Inc. (2)	7,778	1,986,812

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 1.45%
Martin Marietta Materials, Inc. (2)	3,666	2,250,704

Miscellaneous Electrical Machinery, Equipment & Supplies - 0.93%
Novanta, Inc.	8,225	1,437,483

Motors & Generators - 1.48%
Generac Holdings, Inc. Class A	18,160	2,290,702

Ophthalmic Goods - 1.89%
National Vision Holdings, Inc.	43,647	967,218
The Cooper Companies, Inc.	19,336	1,961,831

		2,929,049

Optical Instruments & Lenses - 1.70%
KLA Corp. (2)	3,775	2,637,102

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 5.00%
Align Technology, Inc.	6,506	2,133,448
Edwards Lifesciences Corp.	24,434	2,334,913
Intuitive Surgical, Inc.	8,223	3,281,717

		7,750,078

Railroad Equipment - 1.02%
Westinghouse Air Brake Technologies Corporation (2)	10,891	1,586,601

Retail-Auto Dealers & Gasoline Stations - 2.15%
Copart, Inc.	57,372	3,322,986

Retail-Building Materials, Hardware, Garden Supply - 1.85%
Fastenal Co. (2)	37,205	2,869,994

Retail-Lumber & Other Building Materials Dealers - 2.35%
Floor & Decor Holdings, Inc. Class A	28,132	3,646,470

Retail-Variety Stores - 0.45%
Five Below, Inc.	3,859	699,945

Rubber & Plastics Footwear - 1.73%
On Holding AG	75,586	2,674,233

Semiconductors & Related Devices - 4.59%
Microchip Technology, Inc. (2)	33,043	2,964,288
Monolithic Power Systems, Inc. (2)	6,118	4,144,456

		7,108,744

Semiconductors & Semiconductor Equipment - 0.11%
Lattice Semiconductor Corporation	25,770	2,015,987
Onto Innovations, Inc.	931	168,585

		168,585

Services-Business Services - 4.30%
Costar Group, Inc.	68,891	6,654,871

Services-Computer Processing & Data Preparation - 1.40%
Workday, Inc. Class A	7,929	2,162,635

Services-Computer Programming, Data Processing, Etc. - 5.51%
Factset Research Systems, Inc. (2)	3,161	1,436,327
Pinterest, Inc. Class A	113,374	3,930,677
The Trade Desk, Inc. Class A	36,258	3,169,674

		8,536,678

Services-Miscellaneous Amusement & Recreation - 1.33%
Vail Resorts, Inc.	9,213	2,052,933

Services-Prepackaged Software - 13.32%
Cadence Design Systems, Inc.	18,363	5,716,035
Crowdstrike Holdings, Inc. Class A	14,275	4,576,422
HubSpot, Inc.	3,095	1,939,203
MongoDB, Inc.	5,207	1,867,438
Tyler Technologies, Inc.	6,612	2,810,166
Veeva Systems, Inc. Class A	10,457	2,422,782
Workiva, Inc.	15,268	1,294,726

		20,626,772

Services-To Dwellings & Other Buildings - 1.21%
Rollins, Inc. (2)	40,412	1,869,863

Software & Services - Communications Services, NEC - 0.94%
Doubleverify Holdings, Inc.	41,265	1,450,877

Surgical & Medical Instruments & Apparatus - 3.47%
DexCom, Inc.	38,718	5,370,187

Switchgear & Switchboard Apparatus - 1.06%
Littelfuse, Inc. (2)	6,786	1,644,587

Trucking (No Local) - 1.61%
Old Dominion Freight Line, Inc. (2)	11,370	2,493,555

Wholesale-Miscellaneous Durable Goods - 1.90%
Pool Corp. (2)	7,290	2,941,515

X-Ray Apparatus & Tubes & Related Irradiation Apparatus- 1.46%
Hologic, Inc.	28,978	2,259,125

Total Investments - 97.04%	(Cost $ 108,755,914)	150,289,499

Other Assets Less Liabilities - 0.96%		1,452,005

Total Net Assets - 100.00%		154,893,356

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 28, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$150,289,499	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$150,289,499	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.